UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):	______________
Commission File Number of securitizer:	______________
Central Index Key Number of securitizer:	______________

______________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0000807641
                  GS Mortgage-Backed Securities Trust 2025-RPL4
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity:

Carla Schriver, (212) 902-3513
________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.                          Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.                                        Exhibits

99.1      Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 –   Executive Summary/Narrative
Schedule 2 –   Loan Level Tape Compare
Schedule 3 –   RPL Upload
Schedule 4 –   Conditions Report

99.2      Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 –   Executive Summary/Narrative
Schedule 2 –   Loan Summary Report
Schedule 3 –   Exception Level Report
Schedule 4 –   Rating Agency Loan Level Grades
Schedule 5 –   Data Compare Report

99.3       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 –  Executive Summary
Schedule 2 –  Title Diligence Report
Schedule 3 –  Pay History Report
Schedule 4 –  Collection Comments Report
Schedule 5 –  Compliance Report
Schedule 6 –  Lease Report
Schedule 7 –  Modification Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: August 19, 2025
GS Mortgage Securities Corp.
(Depositor)
By:	______________________ Name: Michael Dente Title: Vice President

EXHIBIT INDEX
Exhibit Number
99.1      Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 –   Executive Summary/Narrative
Schedule 2 –   Loan Level Tape Compare
Schedule 3 –   RPL Upload
Schedule 4 –   Conditions Report

99.2      Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 –   Executive Summary/Narrative
Schedule 2 –   Loan Summary Report
Schedule 3 –   Exception Level Report
Schedule 4 –   Rating Agency Loan Level Grades
Schedule 5 –   Data Compare Report

99.3       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 –  Executive Summary
Schedule 2 –  Title Diligence Report
Schedule 3 –  Pay History Report
Schedule 4 –  Collection Comments Report
Schedule 5 –  Compliance Report
Schedule 6 –  Lease Report
Schedule 7 –  Modification Report